Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Reconciliation Of Net Income (Loss) And Weighted Average Number Of Common Shares Outstanding Used For Computation Of Basic EPS To Adjusted Amounts For Computation Of Diluted EPS) (Detail) (JPY ¥)
In Millions, except Share data in Thousands, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,069,124	¥ 416,231	¥ 452,645
Income allocable to preferred shareholders:
Cash dividends paid	(17,940)	(17,940)	(20,940)
Net income available to common shareholders of Mitsubishi UFJ Financial Group	1,051,184	398,291	431,705
Effect of dilutive instruments:
Stock options and restricted stock units-Morgan Stanley	(336)
Convertible preferred stock-Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd.		(589)	(1,232)
Net income available to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥ 1,050,848	¥ 397,702	¥ 430,473
Shares (Denominator):
Weighted average common shares outstanding	14,148,060	14,140,136	14,131,567
Effect of dilutive instruments:
Convertible preferred stock	1	1	1
Stock options	21,019	16,683	13,169
Weighted average common shares for diluted computation	14,169,080	14,156,820	14,144,737
Basic earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 74.30	¥ 28.17	¥ 30.55
Diluted earnings per common share:
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 74.16	¥ 28.09	¥ 30.43